OTHER INTANGIBLE ASSETS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 95,962
Disposal of Ukraine (Note 10)	(37,573)
Intangible assets other than goodwill at end of period	79,729	₽ 95,962
Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	223,463	168,286	₽ 153,313
Additions	39,643	32,754	26,577
Arising on business combinations	32	5,461	573
Effect on adoption of IFRS 15		19,197
Effect on assets impairment	(26)	(188)
Disposal	(33,889)	(10,004)	(10,008)
Other	15	44	50
Foreign exchange differences	1,035	7,913	(2,219)
Intangible assets other than goodwill at end of period	192,700	223,463	168,286
Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(127,501)	(88,889)	(78,185)
Arising on business combinations	(2)	(1,785)
Disposal of Ukraine (Note 10)	19,450
Effect on adoption of IFRS 15		(12,368)
Charge for the year	(35,582)	(29,488)	(21,733)
Effect on assets impairment		50	(148)
Disposal	33,275	9,483	9,910
Other	(2,580)	(44)	(50)
Foreign exchange differences	(31)	(4,460)	1,317
Intangible assets other than goodwill at end of period	(112,971)	(127,501)	(88,889)
Licenses
Other intangible assets
Intangible assets other than goodwill at beginning of period	23,514
Disposal of Ukraine (Note 10)	(19,149)
Intangible assets other than goodwill at end of period	₽ 8,523	23,514
Weighted-average period until next renewal of operating licenses	2 years 6 months
Licenses | Minimum
Other intangible assets
Useful life, years	1 year
Licenses | Maximum
Other intangible assets
Useful life, years	20 years
Licenses | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 39,627	27,741	27,136
Additions	1,106	7,479	1,647
Arising on business combinations			260
Disposal	(84)	(223)	(93)
Other	4		(2)
Foreign exchange differences	201	4,630	(1,207)
Intangible assets other than goodwill at end of period	21,705	39,627	27,741
Licenses | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(16,113)	(11,481)	(9,963)
Disposal of Ukraine (Note 10)	5,155
Charge for the year	(2,911)	(2,711)	(2,180)
Disposal	25	193	92
Other	(2)
Foreign exchange differences	664	(2,114)	570
Intangible assets other than goodwill at end of period	(13,182)	(16,113)	(11,481)
Right to use radio frequencies
Other intangible assets
Intangible assets other than goodwill at beginning of period	2,062
Intangible assets other than goodwill at end of period	₽ 1,591	2,062
Right to use radio frequencies | Minimum
Other intangible assets
Useful life, years	1 year
Right to use radio frequencies | Maximum
Other intangible assets
Useful life, years	15 years
Right to use radio frequencies | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 6,648	7,851	8,949
Additions		19	13
Additions	(38)
Effect on assets impairment	(26)
Disposal	(865)	(1,223)	(1,112)
Other	(1)	1	1
Foreign exchange differences	(29)
Intangible assets other than goodwill at end of period	5,689	6,648	7,851
Right to use radio frequencies | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(4,586)	(4,761)	(4,829)
Charge for the year	(372)	(796)	(1,042)
Disposal	831	971	1,108
Other			2
Foreign exchange differences	29
Intangible assets other than goodwill at end of period	(4,098)	(4,586)	(4,761)
Billing and other software
Other intangible assets
Intangible assets other than goodwill at beginning of period	57,779
Disposal of Ukraine (Note 10)	(15,770)
Intangible assets other than goodwill at end of period	₽ 57,872	57,779
Billing and other software | Minimum
Other intangible assets
Useful life, years	1 year
Billing and other software | Maximum
Other intangible assets
Useful life, years	25 years
Billing and other software | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 138,564	119,976	104,542
Additions	27,921	20,884	24,686
Arising on business combinations	6	3,021	163
Effect on assets impairment		(168)
Disposal	(11,564)	(8,215)	(8,429)
Other	93	89	(6)
Foreign exchange differences	718	2,977	(980)
Intangible assets other than goodwill at end of period	139,968	138,564	119,976
Billing and other software | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(80,785)	(63,840)	(55,132)
Arising on business combinations	(2)	(1,785)
Disposal of Ukraine (Note 10)	12,657
Charge for the year	(24,394)	(20,941)	(17,614)
Effect on assets impairment		44	(148)
Disposal	11,065	7,994	8,345
Other	(22)	(70)	(17)
Foreign exchange differences	(615)	(2,187)	726
Intangible assets other than goodwill at end of period	(82,096)	(80,785)	(63,840)
Customer base
Other intangible assets
Intangible assets other than goodwill at beginning of period	3,532
Intangible assets other than goodwill at end of period	₽ 2,882	3,532
Customer base | Minimum
Other intangible assets
Useful life, years	4 years
Customer base | Maximum
Other intangible assets
Useful life, years	31 years
Customer base | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 8,790	7,323	7,373
Arising on business combinations		1,530
Arising on business combinations	(37)
Disposal	(2,823)	(63)	(50)
Intangible assets other than goodwill at end of period	5,930	8,790	7,323
Customer base | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(5,258)	(4,641)	(4,075)
Charge for the year	(603)	(680)	(616)
Disposal	2,813	63	50
Intangible assets other than goodwill at end of period	(3,048)	(5,258)	(4,641)
Numbering capacity
Other intangible assets
Intangible assets other than goodwill at beginning of period	114
Disposal of Ukraine (Note 10)	(136)
Intangible assets other than goodwill at end of period	₽ 66	114
Numbering capacity | Minimum
Other intangible assets
Useful life, years	2 years
Numbering capacity | Maximum
Other intangible assets
Useful life, years	15 years
Numbering capacity | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 2,868	2,915	3,070
Additions		10	12
Additions	(2)
Arising on business combinations	2	1
Disposal	(64)	(82)	(158)
Foreign exchange differences	9	24	(9)
Intangible assets other than goodwill at end of period	2,677	2,868	2,915
Numbering capacity | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(2,754)	(2,756)	(2,861)
Disposal of Ukraine (Note 10)	129
Charge for the year	(41)	(57)	(57)
Disposal	64	82	158
Other			(4)
Foreign exchange differences	(9)	(23)	8
Intangible assets other than goodwill at end of period	(2,611)	(2,754)	(2,756)
Cost-to-obtain contracts
Other intangible assets
Intangible assets other than goodwill at beginning of period	7,017
Disposal of Ukraine (Note 10)	(1,826)
Intangible assets other than goodwill at end of period	₽ 7,241	7,017
Cost-to-obtain contracts | Minimum
Other intangible assets
Useful life, years	2 years
Cost-to-obtain contracts | Maximum
Other intangible assets
Useful life, years	5 years
Cost-to-obtain contracts | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 23,360
Additions	10,290	3,961
Effect on adoption of IFRS 15		19,197
Disposal	(18,281)
Foreign exchange differences	92	202
Intangible assets other than goodwill at end of period	13,635	23,360
Cost-to-obtain contracts | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(16,343)
Disposal of Ukraine (Note 10)	1,208
Effect on adoption of IFRS 15		(12,368)
Charge for the year	(6,887)	(3,876)
Disposal	18,281
Other	(2,573)
Foreign exchange differences	(80)	(99)
Intangible assets other than goodwill at end of period	(6,394)	(16,343)
Other intangible assets
Other intangible assets
Intangible assets other than goodwill at beginning of period	1,944
Disposal of Ukraine (Note 10)	(692)
Intangible assets other than goodwill at end of period	₽ 1,554	1,944
Other intangible assets | Minimum
Other intangible assets
Useful life, years	1 year
Other intangible assets | Maximum
Other intangible assets
Useful life, years	10 years
Other intangible assets | Carrying value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 3,606	2,480	2,243
Additions	366	401	219
Arising on business combinations	61	909	150
Effect on assets impairment		(20)
Disposal	(208)	(198)	(166)
Other	(81)	(46)	57
Foreign exchange differences	44	80	(23)
Intangible assets other than goodwill at end of period	3,096	3,606	2,480
Other intangible assets | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(1,662)	(1,410)	(1,325)
Disposal of Ukraine (Note 10)	301
Charge for the year	(374)	(427)	(224)
Effect on assets impairment		6
Disposal	196	180	157
Other	17	26	(31)
Foreign exchange differences	(20)	(37)	13
Intangible assets other than goodwill at end of period	₽ (1,542)	₽ (1,662)	₽ (1,410)